Basis of preparation and significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Mar. 31, 2022 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Residual value as percentage of current market value	15.00%
Number of aircraft operated	500
Hangar and buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	3.33%
Hangar and buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	5.00%
Plant and equipment (excluding aircraft) | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	20.00%
Plant and equipment (excluding aircraft) | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	33.30%
Fixtures and Fittings
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	20.00%
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	33.30%
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	23 years
Residual value as percentage of current market value	15.00%
Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Number of leased aircraft operated	29
Boeing 737 Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft owned	471
Residual value as percentage of current market value	15.00%
Boeing 737 Aircraft | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Period between aircraft maintenance checks	8 years
Boeing 737 Aircraft | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Period between aircraft maintenance checks	12 years
Boeing 737-8200s
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft delivered during the period	61
Boeing 737-800s
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	23 years